Loans to and Investments in Associated Companies - Golden Queen Mining Company (Details) - USD ($) $ in Millions	95 Months Ended
	Nov. 30, 2021	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Cash invested in Limited Liability Company	$ 93.0
Golden Queen Mining Co, Ltd
Schedule of Equity Method Investments [Line Items]
Prior ownership percentage		100.00%
Ownership percentage	50.00%
Golden Queen Mining Company, LLC [Member] | Golden Queen Mining Company, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Golden Queen Mining Company, LLC [Member] | Gauss LLC
Schedule of Equity Method Investments [Line Items]
Total investment in associated company	$ 127.5
Clay Family
Schedule of Equity Method Investments [Line Items]
Contributions from noncontrolling interests	$ 34.5